Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 5,923,440	$ 4,172,316
Financial assets at fair value through profit or loss	389,875	133,643
Securities	368,574	91,853
Derivative financial instruments	20,981	41,485
Collateral for credit card operations	320	305
Financial assets at fair value through other comprehensive income	8,805,745	9,947,138
Securities	8,805,745	9,947,138
Financial assets at amortized cost	24,988,919	13,684,484
Credit card receivables	12,414,133	8,233,072
Loans to customers	3,202,334	1,673,440
Compulsory and other deposits at central banks	7,447,483	2,778,019
Other receivables	1,689,030	521,670
Other financial assets	131,519	478,283
Securities	104,420
Customer crypto safeguarding asset	153,254	18,313
Other assets	936,209	541,903
Deferred tax assets	1,537,835	811,050
Right-of-use assets	30,459	18,982
Property, plant and equipment	39,294	27,482
Intangible assets	295,881	182,164
Goodwill	397,538	397,397
Total assets	43,498,449	29,934,872
Liabilities
Financial liabilities at fair value through profit or loss	242,615	218,174
Derivative financial instruments	28,173	9,425
Instruments eligible as capital	3,988	11,507
Repurchase agreements	210,454	197,242
Financial liabilities at amortized cost	34,582,759	23,448,892
Deposits	23,691,130	15,808,541
Payables to network	9,755,285	7,054,783
Borrowings and financing	1,136,344	585,568
Salaries, allowances and social security contributions	166,876	90,587
Tax liabilities	1,300,845	511,017
Lease liabilities	36,942	20,353
Provision for lawsuits and administrative proceedings	8,082	17,947
Deferred income	68,360	41,688
Deferred tax liabilities		41,118
Customer crypto safeguarding liability	153,254	18,313
Other liabilities	532,331	636,000
Total liabilities	37,092,064	25,044,089
Equity
Share capital	84	83
Share premium reserve	4,972,922	4,963,774
Accumulated gains	1,276,949	64,577
Other comprehensive income (loss)	156,430	(137,651)
Total equity	6,406,385	4,890,783
Total liabilities and equity	$ 43,498,449	$ 29,934,872